FAIR VALUE MEASUREMENTS (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 392,060,794	$ 356,135,387
NJR stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	45,700,000
Total Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	210,440,272	329,228,018
Total Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	164,774,799	277,341,351
Total Level 1, Level 2, and Level 3 | NJR stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	45,665,473	51,886,667
Quoted Market Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	210,440,272	329,228,018
Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	164,774,799	277,341,351
Quoted Market Prices in Active Markets for Identical Assets (Level 1) | NJR stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	45,665,473	51,886,667
Other Significant Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Other Significant Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Other Significant Observable Inputs (Level 2) | NJR stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | NJR stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	$ 0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 181,620,522
Redemption Notice Period	12 months	12 months
Fair Value Measured at Net Asset Value Per Share | Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 25,246,758	$ 26,907,369
Fair Value Measured at Net Asset Value Per Share | Retirement Year Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 156,373,764